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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs           Atlanta, GA USA               August 6, 2003

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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FORM 13F
30-Jun-03

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
                                                                                               Voting Authority
                                                                                               ----------------
                                 Title of              Value      Shares/ Sh/   Put/  Invstmt  Other
Name of Issuer                   class      CUSIP      (x$1000)   Pm Amt  Pm    Call  Dscretn  Managers    Sole     Shared   None
------------------------------   --------  ----------- --------   ------  ---   ----  -------  --------    ----     ------   ----
3M COMPANY                       COM         604059105       213     1650 SH          Sole                     1650
ALLEGIANCE TELECOM INC           COM         01747T102         1    13940 SH          Sole                    13940
ALTRIA GROUP INC                 COM         02209S103      1715    37740 SH          Sole                    37740
AMERADA HESS CORP COM            COM         023551104      2326    47300 SH          Sole                    47300
AMGEN INC                        COM         031162100       264     4007 SH          Sole                     4007
BANK ONE CORP COM                COM         06423a103       340     9132 SH          Sole                     9132
BAXTER INTERNATIONAL             COM         071813109      3949   151900 SH          Sole                   151900
BERKSHIRE HATHAWAY CL B          COM         084670207      2104      866 SH          Sole                      866
BRINKER INTL INC                 COM         109641100      2386    66245 SH          Sole                    66245
CHOICEPOINT INC                  COM         170388102      2514    72836 SH          Sole                    72836
CHUBB CORP                       COM         171232101       233     3890 SH          Sole                     3890
CINTAS                           COM         172908105      1781    50267 SH          Sole                    50267
CITIGROUP INC.                   COM         172967101       231     5388 SH          Sole                     5388
COCA COLA CO                     COM         191216100      3519    75828 SH          Sole                    75828
COLGATE-PALMOLIVE COMPANY        COM         194162103       243     4200 SH          Sole                     4200
COLONIAL BANCGROUP INC           COM         195493309       222    16000 SH          Sole                    16000
CONOCO PHILLIPS                  COM         20825C104      2342    42740 SH          Sole                    42740
CONVERGYS CORP                   COM         212485106      2710   169405 SH          Sole                   169405
DELL COMPUTER CORP               COM         24702R101      2349    73790 SH          Sole                    73790
DUKE ENERGY CORPORATION          COM         264399106      3745   187725 SH          Sole                   187725
EXXON MOBIL CORP                 COM         30231G102      1070    29799 SH          Sole                    29799
FAIR ISAAC AND COMPANY INC       COM         303250104       621    12065 SH          Sole                    12065
FLEETBOSTON FINANCIAL CORP       COM         339030108      1639    55150 SH          Sole                    55150
FOREST LABS CL A                 COM         345838106       291     5320 SH          Sole                     5320
GENERAL ELECTRIC CO              COM         369604103       602    21005 SH          Sole                    21005
HEALTH MGMT ASSOCIATES INC.-A    COM         421933102      2304   124885 SH          Sole                   124885
HOME DEPOT                       COM         437076102      3588   108330 SH          Sole                   108330
HONDA MOTOR CO LTD - SPONS ADR   COM         438128308      2243   117760 SH          Sole                   117760
INTEL CORP                       COM         458140100      2298   110428 SH          Sole                   110428
JEFFERSON PILOT CORP             COM         475070108      4288   103415 SH          Sole                   103415
JOHNSON & JOHNSON                COM         478160104      4489    86821 SH          Sole                    86821
JP MORGAN CHASE & CO             COM         46625H100      1840    53820 SH          Sole                    53820
LILLY ELI & CO                   COM         532457108       833    12072 SH          Sole                    12072
LINCARE HOLDINGS INC             COM         532791100       914    28910 SH          Sole                    28910
M&T BANK CORPORATION             COM         55261f104       960    11400 SH          Sole                    11400
MEDTRONIC INC.                   COM         585055106      1010    21046 SH          Sole                    21046
MERCHANTILE BANKSHARE            COM         587405101      2986    75880 SH          Sole                    75880
MERCK & CO INC                   COM         589331107      4611    76154 SH          Sole                    76154
MICROSOFT                        COM         594918104      2559    99824 SH          Sole                    99824
NOKIA CORP ADR A                 COM         654902204      3234   196835 SH          Sole                   196835
NORSK HYDRO AS-SPONS ADR         COM         656531605      2398    48780 SH          Sole                    48780
NORTH FORK BANCORPORATION, INC   COM         659424105      1048    30770 SH          Sole                    30770
NORTHERN TRUST CORP              COM         665859104      2190    52638 SH          Sole                    52638
PEPSICO INC.                     COM         713448108      3337    74984 SH          Sole                    74984
PFIZER INC                       COM         717081103      4731   138522 SH          Sole                   138522
PINNACLE WEST CAPITAL            COM         723484101      2298    61360 SH          Sole                    61360
SANMINA CORP                     COM         800907107      2092   331020 SH          Sole                   331020
SBC COMMUNICATIONS INC           COM         78387g103      2599   101730 SH          Sole                   101730
SUNTRUST BANKS INC               COM         867914103       489     8237 SH          Sole                     8237
SYNOVUS FINANCIAL CORP           COM         87161C105      3615   168141 SH          Sole                   168141
TOTAL SYSTEMS SERVICES INC       COM         891906109      1692    75870 SH          Sole                    75870
WAL MART STORES INC              COM         931142103      3990    74344 SH          Sole                    74344
SSGA S&P 500 INDEX FUND #338                 784924888      1700   105748 SH          Sole                   105748
STANDARD & POORS INDEX FUND (S               78462f103       502     5145 SH          Sole                     5145
REPORT SUMMARY                            54 DATA RECORDS 108248          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED